Taxes on Income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13 – TAXES ON INCOME

a.	The Israeli corporate tax rate is 23%.

b.	The Company has not been assessed for tax purposes since its incorporation. Tax assessments through the year ended December 31, 2015 are deemed to be final.

c.	The Parent and its subsidiaries are taxed separately.

The Company measures its results for tax purposes in nominal terms in NIS based on financial reporting under Israeli accounting principles, therefore, there are differences between the Company’s taxable income (loss) and income (loss) reflected in these financial statements.

The Parent has loss carry-forwards amounting to approximately $47 million deductible only against sale of assets and/or activities in connection with income generated from its pre-Merger clinical development programs for “Trehalose” (see note 8). As of December 31, 2021, the Parent had additional losses carry-forward amounting to approximately $12.2 million, deductible from future taxable income.

As of December 31, 2021, Enlivex R&D had losses carry-forward amounting to approximately $41 million, deductible from future taxable income.

These losses carry-forward have no expiration date.

d.	The components of the provision for income taxes are as follows:

Year ended December 31,
(in thousands)	2021	2020	2019
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

e.	Reconciliation of the theoretical tax expenses:

	Year ended December 31,
(in thousands)	2021	2020	2019
Loss before taxes	$14,468	$11,824	$9,384
Statutory tax rate	23%	23%	23%
Tax benefit	3,328	2,720	2,158
Permanent differences	975	635	9,136
Valuation allowance	(4,303)	(3,355)	(11,294)
Tax expenses	$-	$-	$-

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.

As of December 31, 2021, the Company had provided a full valuation allowance in respect of deferred tax assets. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized for the foreseeable future.

Components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
(in thousands)	2021		2020
Tax assets in respect of:	$		$
Accrued employees’ and directors’ compensation		308		61
Stock based compensation		746		-
Research and development expenses		2,527		1,275
Net loss carryforward		22,444		18,760
Total deferred tax assets		26,025		20,096
Less - valuation allowance		(26,025)		(20,096)
Deferred tax assets		$-		$-